ATA INC. ("Parent Company") - Condensed Statements of Cash Flows (Details)	12 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)
Condensed financial information
Net cash used in operating activities	$ 8,941,296	¥ 61,544,726	¥ 64,504,771	¥ 45,852,235
Cash flows from investing activities :
Net cash used in investing activities	(13,649,407)	(93,951,601)	(36,801,464)	(52,759,443)
Cash flows from financing activities :
Cash paid for repurchase of common shares			(19,536,028)	(8,362,136)
Proceeds from exercise of share options				3,903,952
Net cash (used in)/received from financing activities	1,053,231	7,249,603	(20,310,382)	(63,660,710)
Effect of foreign exchange rate changes on cash	(9,015)	(62,052)	(20,559)	(1,083,809)
Net decrease in cash	(3,663,895)	(25,219,324)	7,372,366	(71,651,727)
ATA INC.
Condensed financial information
Net cash used in operating activities	(415,358)	(2,858,989)	(3,150,707)	(4,304,976)
Cash flows from investing activities :
Collection from subsidiaries:	58,226	400,783	17,406,546	7,670,574
Net cash used in investing activities	58,226	400,783	17,406,546	7,670,574
Cash flows from financing activities :
Cash paid for repurchase of common shares			(19,536,028)	(8,362,136)
Proceeds from exercise of share options				3,903,952
Net cash (used in)/received from financing activities			(19,536,028)	(4,458,184)
Effect of foreign exchange rate changes on cash	4,640	31,935	7,443	(30,753)
Net decrease in cash	(352,492)	(2,426,271)	(5,272,746)	(1,123,339)
Cash at beginning of year	425,871	2,931,353	8,204,099	9,327,438
Cash at end of year	$ 73,379	¥ 505,082	¥ 2,931,353	¥ 8,204,099